Share Repurchase Programs	12 Months Ended
Dec. 31, 2015
Payments for Repurchase of Equity [Abstract]
Share Repurchase Programs
Share Repurchase Programs

The following share repurchase programs were authorized by the Company’s Board of Directors:

In billions
Authorization Date	Authorized	Remaining
December 15, 2014 (“2014 Repurchase Program”)	$10.0	$7.7
December 17, 2013 (“2013 Repurchase Program”)	$6.0	$—
September 19, 2012 (“2012 Repurchase Program”)	$6.0	$—

The share Repurchase Programs, each of which was effective immediately, permit the Company to effect repurchases from time to time through a combination of open market repurchases, privately negotiated transactions, accelerated share repurchase (“ASR”) transactions, and/or other derivative transactions. The 2014 Repurchase Program may be modified or terminated by the Board of Directors at any time. The 2013 and 2012 Repurchase Programs have been completed, as described below.

Pursuant to the authorization under the 2014 Repurchase Program, effective December 11, 2015, the Company entered into a $725 million fixed dollar ASR with Barclays Bank PLC (“Barclays”). Upon payment of the $725 million purchase price on December 14, 2015, the Company received a number of shares of its common stock equal to 80% of the $725 million notional amount of the ASR or approximately 6.2 million shares. At the conclusion of the ASR program, the Company may receive additional shares equal to the remaining 20% of the $725 million notional amount. The initial 6.2 million shares of common stock delivered to the Company by Barclays were placed into treasury stock in December 2015. The ASR was accounted for as an initial treasury stock transaction for $580 million and a forward contract for $145 million. The forward contract was classified as an equity instrument and was recorded within capital surplus on the consolidated balance sheet. On January 28, 2016, the Company received 1.4 million shares of common stock, representing the remaining 20% of the $725 million notional amount of the ASR, thereby concluding the ASR. The remaining 1.4 million shares of common stock delivered to the Company by Barclays were placed into treasury stock in January 2016 and the forward contract was reclassified from capital surplus to treasury stock.

Pursuant to the authorization under the 2013 Repurchase Programs, effective January 2, 2015, the Company entered into a $2.0 billion fixed dollar ASR agreement with J.P. Morgan Chase Bank (“JP Morgan”). Upon payment of the $2.0 billion purchase price on January 5, 2015, the Company received a number of shares of its common stock equal to 80% of the $2.0 billion notional amount of the ASR agreement or approximately 16.8 million shares, which were placed into treasury stock in January 2015. On May 1, 2015, the Company received approximately 3.1 million shares of common stock, representing the remaining 20% of the $2.0 billion notional amount of the ASR, thereby concluding the ASR. The remaining 3.1 million shares of common stock delivered to the Company by JP Morgan were placed into treasury stock in May 2015. The ASR was accounted for as an initial treasury stock transaction for $1.6 billion and a forward contract for $0.4 billion. The forward contract was classified as an equity instrument and was initially recorded within capital surplus on the consolidated balance sheet and was reclassified to treasury stock upon the settlement of the ASR in May 2015.

Pursuant to the authorization under the 2012 Repurchase Program, effective October 1, 2013, the Company entered into a $1.7 billion fixed dollar ASR agreement with Barclays. Upon payment of the $1.7 billion purchase price on October 1, 2013, the Company received a number of shares of its common stock equal to 50% of the $1.7 billion notional amount of the ASR agreement or approximately 14.9 million shares at a price of $56.88 per share. The Company received approximately 11.7 million shares of common stock on December 30, 2013 at an average price of $63.83 per share, representing the remaining 50% of the $1.7 billion notional amount of the ASR agreement and thereby concluding the agreement. The total of 26.6 million shares of common stock delivered to the Company by Barclays over the term of the October 2013 ASR agreement were placed into treasury stock. The ASR was accounted for as an initial treasury stock transaction and a forward contract. The forward contract was classified as an equity instrument.

Each of the ASR transactions described above, the initial repurchase of the shares and delivery of the remainder of the shares to conclude each ASR, resulted in an immediate reduction of the outstanding shares used to calculate the weighted average common shares outstanding for basic and diluted earnings per share.

During the year ended December 31, 2015, the Company repurchased an aggregate of 48.0 million shares of common stock for approximately $5.0 billion under the 2013 and 2014 Repurchase Programs. As of December 31, 2015, there remained an aggregate of approximately $7.7 billion available for future repurchases under the 2014 Repurchase Program and the 2013 Repurchase Program was complete.

During the year ended December 31, 2014, the Company repurchased an aggregate of 51.4 million shares of common stock for approximately $4.0 billion under the 2013 and 2012 Repurchase Programs. As of December 31, 2014, there remained an aggregate of approximately $12.7 billion available for future repurchases under the 2014 and 2013 Repurchase Programs. As of December 31, 2014, the 2012 Repurchase Program was complete.

During the year ended December 31, 2013, the Company repurchased an aggregate of 66.2 million shares of common stock for approximately $4.0 billion under the 2012 Repurchase Program, which includes shares received from the October 2013 ASR agreement described above. As of December 31, 2013, there remained an aggregate of approximately $6.7 billion available for future repurchases under the 2013 and 2012 Repurchase Programs.